INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2012
Income Taxes Tables
Schedule of components of income taxes from continuing operations

   The credit for income taxes from continuing operations is as follows:

	10/31/12	10/31/11	10/31/10
Currently payable:
Federal	$65,000	$0	($5,000)
State	2,000	2,000	2,000
	67,000	2,000	(3,000)
Deferred:
Federal	(680,000)	(1,331,000)	(1,995,000)
State	(659,000)	2,000	(185,000)
	(1,339,000)	(1,329,000)	(2,180,000)
Total	($1,272,000)	($1,327,000)	($2,183,000)

Schedule of income tax rate reconciliation

   A reconciliation between the amount computed using the statutory federal income tax rate of 34% and the actual credit for income taxes is as follows:

	10/31/12	10/31/11	10/31/10
Computed at statutory rate	($845,000)	($1,330,000)	($2,039,000)
State income taxes, net of federal income tax	(433,000)	2,000	(121,000)
Nondeductible expenses	1,000	1,000	(24,000)
Other	5,000	0	1,000
(Credit) provision for income taxes from continuing operations	($1,272,000)	($1,327,000)	($2,183,000)

Schedule of deferred tax assets and liabilities

   The components of the deferred tax assets and liabilities as of October 31, 2012 and 2011 are as follows:

	10/31/12	10/31/11
Deferred tax assets:
Accrued expenses	27,000	$27,000
Deferred income	158,000	147,000
Defined benefit pension	2,014,000	1,553,000
Asset impairment	1,408,000	2,132,000
AMT credit carryforward	424,000	364,000
Net operating losses	4,662,000	6,287,000
Valuation allowance	(2,528,000)	(2,778,000)
Contribution carryforward	32,000	32,000
Stock options	164,000	164,000
Deferred tax asset	6,361,000	7,928,000

	10/31/12	10/31/11
Deferred tax liability:
Depreciation	6,777,000	9,398,000
Land basis	66,000	834,000
	6,843,000	10,232,000

Deferred income tax liability, net	$482,000	$2,304,000